Debt - Summary of Debt (Details) - CAD ($) $ in Thousands		12 Months Ended
	Jun. 27, 2019	Dec. 31, 2019	Aug. 29, 2019	Jun. 05, 2019	Apr. 10, 2019	Feb. 22, 2019	Dec. 31, 2018	Feb. 28, 2018
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt		$ 177,913					$ 54,636	$ 7,000
Current portion of long-term debt		$ 177,913					22,477
Long-term debt							32,159
Promissory Note
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate		1.0% per month
Maturity		Mar 25, 2019
Principal		$ 6,931
Debt							6,931
Interest rate				1.00%
Credit Agreement
Disclosure Of Detailed Information About Borrowings [Line Items]
Maturity		May 15, 2019
Principal		$ 30,000				$ 30,000
Interest rate		9.00%				9.00%
Loan Agreement
Disclosure Of Detailed Information About Borrowings [Line Items]
Maturity		Sep 30, 2019
Principal		$ 10,000			$ 10,000
Debt							7,000
Interest rate		9.50%
Note Agreement
Disclosure Of Detailed Information About Borrowings [Line Items]
Maturity		Feb 22, 2019
Principal		$ 7,000
Debt							8,546
Syndicated Credit Agreement
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal		$ 90,000	$ 90,000
Syndicated Credit Agreement | Syndicated Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate		Prime + 2.5%
Maturity		Aug 27, 2021
Principal		$ 84,000	84,000
Debt		$ 82,910
Syndicated Credit Agreement | Operating Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate		Prime + 2.5%
Maturity		Aug 27, 2021
Principal		$ 6,000	$ 6,000
Syndicated Credit Agreement | Facility 5 & 7
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate		prime plus 2.25%
Credit Facilities
Disclosure Of Detailed Information About Borrowings [Line Items]
Maturity		P5Y
Credit Facilities | Facility 1, 3 & 4
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate		Prime + 2.75%
Maturity		Aug 16, 2020
Principal		$ 5,000
Debt							$ 32,159
Credit Facilities | Facility 5 & 7
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate		Prime + 2.25%
Maturity		Aug 16, 2020
Principal		$ 43,500
Term Debt Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Maturity	July 27, 2023
Principal		115,000
Debt		$ 95,003
Interest rate	9.75%	9.75%
Term Debt Facility | First Tranche
Disclosure Of Detailed Information About Borrowings [Line Items]
Maturity		Jul 27, 2023
Principal	$ 115,000	$ 115,000
Debt		$ 95,003
Interest rate		9.75%